Other income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other income
11 Other income

	2022	2021 1)	2020 1)
Other income	378	49	62

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
Other income in 2022 includes the book gain on the divestment of Aegon Hungary and Aegon Turkey to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG) amounting to EUR 288 million, and the book gain on the divestment of Aegon’s 50% stake in the Spanish insurance joint venture with Liberbank to Unicaja Banco amounting to EUR 87 million.
Other income in 2021 includes a gain of EUR 38 million related to the sale of a small-sized Individual Retirement Account (IRA) portfolio to a third party.
Othe
r income in 2020 includes a book gain of EUR 53 million on the divestment of the joint ventures in Japan.
Refer to note 48 Companies and businesses acquired and divested for more details on these divestments.